Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value

(21) Fair Value

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

●	Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2020 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2020	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale debt securities
Residential mortgage-backed securities	$3,029,954	$—	$3,029,954	$—
States and political subdivisions	50,814	—	50,814	—
Equity Securities	6,202	6,202	—	—
	$3,086,970	$6,202	$3,080,768	$—

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2019 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2019	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage - backed securities	$3,285,548	$—	$3,285,548	$—
States and political subdivisions	93,375	—	93,375	—
Equity Securities	6,095	6,095	—	—
	$3,385,018	$6,095	$3,378,923	$—

For the years ended December 31, 2020 and December 31, 2019, debt investment securities available-for-sale are classified within Level 2 of the valuation hierarchy.  Equity securities with readily determinable fair values are classified within Level 1. For debt securities classified as Level 2 in the fair value hierarchy, we obtain fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

Certain financial instruments are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the period ended December 31, 2020 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net Provision
	Period ended	Identical	Observable	Unobservable	(Credit)
	December 31,	Assets	Inputs	Inputs	During
	2020	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Watch-List doubtful loans	$393	$—	$—	$393	$(86)
Other real estate owned	6,241	—	—	6,241	1,539

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the year ended December 31, 2019 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting
		Date Using
		(in thousands)
		Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net (Credit)
	Year ended	for Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2019	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$826	$—	$—	$826	$43
Other real estate owned	21,614	—	—	21,614	322
Equity investment without a readily determinable fair value	28,166	—	—	28,166	4,775

Our assets measured at fair value on a non-recurring basis are limited to loans classified as Watch List – Doubtful and other real estate owned.  At December 31, 2019, assets measured at fair value on a non-recurring basis also included an equity investment without a readily determinable fair value.  The fair value of Watch-List Doubtful loans is derived in accordance with FASB ASC 310, “Receivables”.  They are primarily comprised of collateral-dependent commercial loans.   As the primary sources of loan repayments decline, the secondary repayment source, the collateral, takes on greater significance.  Correctly evaluating the fair value becomes even more important.  Re-measurement of the loan to fair value is done through a specific valuation allowance included in the ACL.  The fair value of the loan is based on the fair value of the collateral, as determined through either an appraisal or evaluation process.  The basis for our appraisal and appraisal review process is based on regulatory guidelines and strives to comply with all regulatory appraisal laws, regulations, and the Uniform Standards of Professional Appraisal Practice. All appraisals and evaluations are “as is” (the property’s highest and best use) valuations based on the current conditions of the property/project at that point in time.  The determination of the fair value of the collateral is based on the net realizable value, which is the appraised value less any closing costs, when applicable.  As of December 31, 2020, we had approximately $18,361,000 of doubtful commercial collateral dependent loans, of which approximately $16,587,000 had an appraisal performed within the immediately preceding twelve months and of which approximately $1,283,000 had an evaluation performed within the immediately preceding twelve months. As of December 31, 2019, we had approximately $2,955,000 of doubtful commercial collateral dependent loans, of which approximately $1,426,000 had an appraisal performed within the immediately preceding twelve months and of which approximately $847,000 had an evaluation performed within the immediately preceding twelve months.

The determination to either seek an appraisal or to perform an evaluation begins in weekly credit quality meetings, where the committee analyzes the existing collateral values of the doubtful loans and where obsolete appraisals are identified.  In order to determine whether we would obtain a new appraisal or perform an internal evaluation to determine the fair value of the collateral, the credit committee reviews the existing appraisal to determine if the collateral value is reasonable in view of the current use of the collateral and the economic environment related to the collateral.  If the analysis of the existing appraisal does not find that the collateral value is reasonable under the current circumstances, we would obtain a new appraisal on the collateral or perform an internal evaluation of the collateral.  The ultimate decision to get a new appraisal rests with the independent credit administration group.  A new appraisal is not required if an internal evaluation, as performed by in-house experts, is able to appropriately update the original appraisal assumptions to reflect current market conditions and provide an estimate of the collateral’s market value for impairment analysis.  The internal evaluations must be in writing and contain sufficient information detailing the analysis, assumptions and conclusions and they must support performing an evaluation in lieu of ordering a new appraisal.

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within Level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the ACL (formerly allowance for probable loan losses), if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly through a charge to operations. Other real estate owned is included in other assets on the consolidated financial statements. For the twelve months ended December 31, 2020, 2019 and 2018, we recorded approximately $22,000, $9,611,000 and $170,000, respectively, in charges to the ACL in connection with loans transferred to other real estate owned. For the twelve months ended December 31, 2020, 2019 and 2018, we recorded approximately $1,539,000, $322,000 and $3,071,000, respectively, in adjustments to fair value in connection with other real estate owned.

The fair value estimates, methods, and assumptions for our financial instruments at December 31, 2020 and December 31, 2019 are outlined below.

Cash and Cash Equivalents

For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

For debt investment securities, which include U.S. Treasury securities, obligations of other U.S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2.

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. Fixed rate performing loans are within Level 3 of the fair value hierarchy. At December 31, 2020 and December 31, 2019, the carrying amount of fixed rate performing loans was $1,812,413,000 and $1,503,811,000, respectively, and the estimated fair value was $1,747,257,000 and $1,481,239,000, respectively.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Deposits

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest-bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2020 and December 31, 2019. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. Time deposits are within Level 3 of the fair value hierarchy. At December 31, 2020 and December 31, 2019, the carrying amount of time deposits was $2,153,541,000 and $2,012,300,000, respectively, and the estimated fair value was $2,148,976,000 and $2,011,950,000, respectively.

Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements are short-term maturities. Due to the contractual terms of the instruments, the carrying amounts approximated fair value at December 31, 2020 and December 31, 2019.

Junior Subordinated Deferrable Interest Debentures

We currently have floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2020 and December 31, 2019.

Other Borrowed Funds

We currently have long-term borrowings issued from the Federal Home Loan Bank (“FHLB”). At December 31, 2019, we also held some also short-term borrowings.  Due to the contractual terms of the short-term borrowings, the carrying amounts approximated fair value at December 31, 2019. The long-term borrowings outstanding at December 31, 2020 and December 31, 2019 are fixed-rate borrowings and the fair value is based on established market spreads for similar types of borrowings.  The fixed-rate long-term borrowings are included in Level 2 of the fair value hierarchy.  At December 31, 2020, and December 31, 2019 the carrying amount of the fixed-rate long-term FHLB borrowings was $436,372,000 and $436,511,000, respectively and the estimated fair value was $480,475,000 and $465,017,000 respectively.

Commitments to Extend Credit and Letters of Credit

Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

Limitations

Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time of our entire holdings of a particular financial instrument. Because no market exists for a significant portion of our financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.